Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (7,261)	$ (4,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,588	1,214
Increase (reduction) in inventory reserve	50	(159)
Stock-based compensation	520	658
Loss on sale of asset		1
Changes in operating assets and liabilities:
Accounts receivable	(594)	1,032
Unbilled accounts receivable	926	281
Inventories	(1,695)	(2,967)
Prepaid expenses and other current assets	(92)	(488)
Deferred Revenues	543	(51)
Accounts payable, accrued expenses, and other current liabilities	(895)	(669)
Net cash used in operating activities	(6,910)	(5,729)
Cash flows from investing activities:
Purchase of equipment	(1,157)	(997)
Net cash used in investing activities	(1,157)	(997)
Cash flows from financing activities:
Proceeds from warrant exercise, net		4,294
Repayments under revolving line of credit, net	(932)
Proceeds from public offering, net	5,811
Payment of debt issuance costs	(158)
Proceeds from exercise of stock options	69	38
Net cash provided by financing activities	4,790	4,332
Net decrease in cash and cash equivalents	(3,277)	(2,394)
Cash and cash equivalents, beginning of period	5,241	9,273
Cash and cash equivalents, end of period	1,964	6,879
Cash paid for interest	65	22
Cash paid for income taxes		$ 1